Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.82463%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,593,387.26

Principal:
Principal Collections	$16,350,442.83
Prepayments in Full	$8,273,528.51
Liquidation Proceeds	$517,978.83
Recoveries	$103,178.38
Sub Total	$25,245,128.55
Collections	$26,838,515.81

Purchase Amounts:
Purchase Amounts Related to Principal	$191,775.86
Purchase Amounts Related to Interest	$659.11
Sub Total	$192,434.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,030,950.78

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,030,950.78
Servicing Fee	$537,583.20	$537,583.20	$0.00	$0.00	$26,493,367.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,493,367.58
Interest - Class A-2a Notes	$156,491.16	$156,491.16	$0.00	$0.00	$26,336,876.42
Interest - Class A-2b Notes	$15,853.48	$15,853.48	$0.00	$0.00	$26,321,022.94
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$25,465,122.94
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$25,175,062.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,175,062.61
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$25,082,164.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,082,164.78
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$25,017,611.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,017,611.45
Regular Principal Payment	$22,913,528.97	$22,913,528.97	$0.00	$0.00	$2,104,082.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,104,082.48
Residual Released to Depositor	$0.00	$2,104,082.48	$0.00	$0.00	$0.00
Total		$27,030,950.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,913,528.97
Total					$22,913,528.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,803,254.58	$61.10	$156,491.16	$0.57	$16,959,745.74	$61.67
Class A-2b Notes	$6,110,274.39	$61.10	$15,853.48	$0.16	$6,126,127.87	$61.26
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$22,913,528.97	$21.77	$1,475,756.13	$1.40	$24,389,285.10	$23.17

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$63,442,360.38	0.2306995	$46,639,105.80	0.1695967
Class A-2b Notes	$23,069,949.23	0.2306995	$16,959,674.84	0.1695967
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$559,122,309.61	0.5311771	$536,208,780.64	0.5094088

Pool Information
Weighted Average APR	3.156%	3.144%
Weighted Average Remaining Term	43.78	43.03
Number of Receivables Outstanding	30,031	29,430
Pool Balance	$645,099,839.76	$619,301,351.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$587,219,959.52	$563,919,453.22
Pool Factor	0.5554029	0.5331916

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$55,381,898.44
Targeted Overcollateralization Amount	$83,092,571.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,092,571.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$464,762.07
(Recoveries)		49	$103,178.38
Net Loss for Current Collection Period			$361,583.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6726%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4117%
Second Prior Collection Period			0.7010%
Prior Collection Period			0.7071%
Current Collection Period			0.6863%
Four Month Average (Current and Prior Three Collection Periods)			0.6265%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1170	$5,914,590.29
(Cumulative Recoveries)			$724,786.86
Cumulative Net Loss for All Collection Periods			$5,189,803.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4468%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,055.21
Average Net Loss for Receivables that have experienced a Realized Loss			$4,435.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	250	$6,379,018.40
61-90 Days Delinquent	0.13%	30	$776,364.01
91-120 Days Delinquent	0.04%	9	$259,134.93
Over 120 Days Delinquent	0.05%	13	$331,340.34
Total Delinquent Receivables	1.25%	302	$7,745,857.68

Repossession Inventory:
Repossessed in the Current Collection Period		22	$661,604.68
Total Repossessed Inventory		37	$1,009,242.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2162%
Prior Collection Period			0.1865%
Current Collection Period			0.1767%
Three Month Average			0.1931%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2207%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer